GENERAL- Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Sep. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Issued During Period, Shares, New Issues	26,352,878
Cash and cash equivalents		$ 25,365	$ 26,283	$ 55,718
Bank deposits		30,628	$ 105,750
Marketable Securities		$ 11,955